Quarterly Holdings Report
for

Fidelity® International Capital Appreciation Fund

July 31, 2020

IVF-QTLY-0920
1.804818.116

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Bailiwick of Jersey - 0.9%
Experian PLC	1,132,864	$39,571,073
Belgium - 0.9%
UCB SA	297,613	38,159,896
Bermuda - 0.9%
IHS Markit Ltd.	463,800	37,442,574
Brazil - 0.9%
BM&F BOVESPA SA	3,179,200	38,663,187
Canada - 5.8%
Canadian National Railway Co.	488,374	47,705,293
Canadian Pacific Railway Ltd.	152,891	42,047,451
Constellation Software, Inc.	35,594	42,102,405
Thomson Reuters Corp.	541,000	37,748,225
Waste Connection, Inc. (Canada) (a)	371,152	37,934,009
Wheaton Precious Metals Corp.	759,500	41,263,635

TOTAL CANADA		248,801,018

Cayman Islands - 8.4%
Alibaba Group Holding Ltd. sponsored ADR (b)	511,924	128,503,161
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	276,176	38,719,875
Shenzhou International Group Holdings Ltd.	2,995,500	35,751,358
TAL Education Group ADR (b)	546,900	42,751,173
Tencent Holdings Ltd.	1,685,100	115,594,854

TOTAL CAYMAN ISLANDS		361,320,421

China - 0.9%
Kweichow Moutai Co. Ltd. (A Shares)	158,900	38,230,404
Denmark - 3.3%
DSV A/S	302,100	41,432,004
Novo Nordisk A/S Series B	866,200	56,833,631
ORSTED A/S (c)	311,600	44,410,776

TOTAL DENMARK		142,676,411

Finland - 1.0%
Kone OYJ (B Shares)	537,900	42,604,562
France - 9.9%
Air Liquide SA	321,010	52,799,800
Dassault Systemes SA	226,357	41,088,797
Hermes International SCA	44,454	35,932,581
Kering SA	73,362	41,631,278
L'Oreal SA	152,871	51,307,767
LVMH Moet Hennessy Louis Vuitton SE	134,960	58,686,437
Pernod Ricard SA	251,382	43,232,852
Sanofi SA	544,900	57,212,892
SR Teleperformance SA	142,754	41,585,244

TOTAL FRANCE		423,477,648

Germany - 7.3%
Allianz SE	238,400	49,486,678
Deutsche Borse AG	220,400	40,137,280
Hannover Reuck SE	202,509	34,207,421
RWE AG	1,037,500	39,083,497
SAP SE	444,300	70,134,231
Symrise AG	310,500	38,788,156
Vonovia SE	644,200	41,872,537

TOTAL GERMANY		313,709,800

Hong Kong - 2.2%
AIA Group Ltd.	6,000,200	54,103,464
Techtronic Industries Co. Ltd.	3,707,000	38,718,714

TOTAL HONG KONG		92,822,178

India - 2.1%
HDFC Bank Ltd.	2,478,164	34,182,190
Reliance Industries Ltd.	1,993,677	55,007,071

TOTAL INDIA		89,189,261

Indonesia - 0.9%
PT Bank Central Asia Tbk	19,080,200	40,869,268
Ireland - 0.9%
Linde PLC	153,400	37,599,874
Italy - 2.0%
Enel SpA	5,518,900	50,556,021
Recordati SpA	664,700	35,422,167

TOTAL ITALY		85,978,188

Japan - 8.5%
Daikin Industries Ltd.	234,900	41,329,830
Hoya Corp.	426,800	42,012,716
Kao Corp.	526,400	38,187,180
Keyence Corp.	114,360	47,772,889
Nitori Holdings Co. Ltd.	175,300	38,370,422
Olympus Corp.	2,025,500	36,431,599
Recruit Holdings Co. Ltd.	1,226,400	38,258,589
Tokyo Electron Ltd.	159,400	44,108,738
Unicharm Corp.	835,600	37,558,781

TOTAL JAPAN		364,030,744

Korea (South) - 2.0%
Samsung Electronics Co. Ltd.	1,771,300	85,761,101
Netherlands - 4.1%
ASML Holding NV (Netherlands)	179,460	63,804,786
Ferrari NV	216,747	38,642,247
Wolters Kluwer NV	494,200	38,922,074
Yandex NV Series A (b)	627,800	36,123,612

TOTAL NETHERLANDS		177,492,719

Portugal - 0.9%
Energias de Portugal SA	7,260,400	36,646,983
Energias de Portugal SA rights 8/3/20 (b)	2,737,800	277,994

TOTAL PORTUGAL		36,924,977

Spain - 2.1%
Cellnex Telecom SA (a)(c)	596,376	37,387,109
Cellnex Telecom SA rights 8/7/20 (b)	596,376	2,493,879
Iberdrola SA	4,093,217	52,651,926

TOTAL SPAIN		92,532,914

Sweden - 2.8%
Atlas Copco AB (A Shares)	994,000	43,800,166
Hexagon AB (B Shares) (b)	634,800	41,123,224
Swedish Match Co. AB	485,400	37,205,357

TOTAL SWEDEN		122,128,747

Switzerland - 10.4%
Givaudan SA	10,198	41,938,306
Lonza Group AG	73,266	45,815,828
Nestle SA (Reg. S)	891,320	105,997,344
Partners Group Holding AG	41,549	40,033,873
Roche Holding AG (participation certificate)	244,070	84,535,247
Sika AG	202,154	44,318,930
Temenos Group AG	241,507	35,649,713
Zurich Insurance Group Ltd.	125,715	46,489,782

TOTAL SWITZERLAND		444,779,023

Taiwan - 2.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	7,628,000	110,759,675
United Kingdom - 6.5%
AstraZeneca PLC (United Kingdom)	567,400	62,686,176
Atlassian Corp. PLC (b)	215,600	38,085,740
Diageo PLC	1,428,522	52,270,557
London Stock Exchange Group PLC	384,200	42,438,323
Reckitt Benckiser Group PLC	507,208	50,857,558
RELX PLC (London Stock Exchange)	1,509,439	31,910,069

TOTAL UNITED KINGDOM		278,248,423

United States of America - 11.2%
Adobe, Inc. (b)	81,700	36,300,944
Alphabet, Inc. Class A (b)	24,500	36,454,775
Amazon.com, Inc. (b)	11,470	36,298,880
American Tower Corp.	139,500	36,463,905
Charter Communications, Inc. Class A (b)	67,400	39,092,000
Facebook, Inc. Class A (b)	150,700	38,228,069
MasterCard, Inc. Class A	116,624	35,982,003
MercadoLibre, Inc. (b)	34,300	38,574,466
Microsoft Corp.	176,100	36,102,261
Netflix, Inc. (b)	72,100	35,248,248
NextEra Energy, Inc.	134,842	37,850,149
NICE Systems Ltd. sponsored ADR (a)(b)	189,345	38,861,168
Visa, Inc. Class A	188,612	35,911,725

TOTAL UNITED STATES OF AMERICA		481,368,593

TOTAL COMMON STOCKS
(Cost $3,223,863,266)		4,265,142,679

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.14% (d)	2,485,580	2,486,326
Fidelity Securities Lending Cash Central Fund 0.13% (d)(e)	71,175,959	71,183,077
TOTAL MONEY MARKET FUNDS
(Cost $73,669,154)		73,669,403
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $3,297,532,420)		4,338,812,082
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(48,010,427)
NET ASSETS - 100%		$4,290,801,655

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $81,797,885 or 1.9% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$270,399
Fidelity Securities Lending Cash Central Fund	93,222
Total	$363,621

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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